Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

Note 8 Leases

Right-of-use assets

	December 31,
	2021	2020
Opening balance	9,595	7,527
Additional agreements	34,944	98
Termination of agreement	(7,625)	—
Exchange differences	284	(8)
Additional agreements, through acquisition	—	1,978
Closing balance	37,198	9,595

Depreciation
Opening balance	(4,351)	(1,568)
Depreciation	(5,711)	(2,786)
Termination of agreement	6,456	—
Exchange differences	(292)	3
Closing balance	(3,898)	(4,351)

Net book value	33,300	5,244

Depreciation on right-of-use assets are included in the consolidated statements of income under Research and development expenses amounted to SEK 997 (SEK 165) for the year ended December 31, 2021 and 2020, respectively, and Administrative and selling expenses amounted to SEK 4,714 (SEK 2,621) for the year ended December 31, 2021 and 2020, respectively.

Lease liabilities

	December 31,
	2021	2020
Non-current lease liabilities	24,052	878
Current lease liabilities	9,591	3,908
Total	33,642	4,786

Lease liabilities are included in the consolidated statements of financial position under other non-current liabilities and other current liabilities. Changes in liabilities arising from financing activities, see Note 23 Cash for further information on leasing liabilities.

Maturity analysis on future lease liabilities

	December 31,
	2021	2020
<12 months	11,909	4,521
1-2 years	11,231	1,105
>2 years	16,256	—
	39,396	5,626

Future lease payments in accordance with the above are undiscounted and include variable fees.

The leases primarily comprise of leased premises for the Group. The lease agreements for leased premises have terms ending 2022 until 2026 respectively and can be extended unless one of the parties terminates the lease agreements. The Group cannot determine with reasonable certainty whether the extensions will take place based on the Group’s development and has therefore not expected utilization after the terms ending. Future lease payments are linked to the development in the CPI index, but with a limitation on negative index change. Index adjustments are included in the lease liability when they come into force and are then adjusted against the right-of-use asset. Lease of low-value assets consists mainly of storage and office equipment.

Social Security Costs and Pension Costs

	Year Ended December 31,
	2021	2020
Interest expenses attributable to lease liabilities	590	388
Expenses attributable to short-term lease	633	731
Expenses attributable to leasing agreements with low value	146	103
Expenses attributable to variable lease payments that are not included in lease liabilities	446	344
Expenses attributable to lease depreciation	5,711	2,786
Total expensed during the year	7,526	4,352

This year's lease payments in the Group	6,659	4,930